Net Sales By Segment - Additional Information (Detail) - Customers	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Description about major customers	No customers or specific group represented 10% or more of net sales for the periods presented in other segments.
Major Customers [member]
Disclosure of operating segments [line items]
Number of major clients	6	6	6
Percentage of revenue	48.02%	52.50%	51.60%